Label	Element	Value
Innovator Emerging Markets Power Buffer ETF™ - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $0.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Innovator Emerging Markets Power Buffer ETF™ - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $53.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Innovator Emerging Markets Power Buffer ETF™ - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $45.39 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator Emerging Markets Power Buffer ETF™ - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $61.52 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)